Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carried forward	$ 6,174,854	$ 5,032,067
Accrued expenses	108,724	332,869
Allowance for doubtful accounts	613,303	187,874
Lease liabilities	746,490	129,200
Impairment of inventory	42,528	63,517
Others	431	423
Total deferred tax assets	7,686,330	5,745,950
Less: valuation allowance	(7,570,490)	(5,626,785)	$ (3,764,925)	$ (2,298,025)
Total deferred tax assets, net of valuation allowance	115,840	119,165
Deferred tax liabilities:
Right-of-use assets	(115,840)	(119,165)
Total deferred tax liabilities	(115,840)	(119,165)
Deferred tax assets, net